Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	As of June 30,
	2025	2024
	US$	US$
Indefinite life:
Trading right in HKEx	40,765	40,982
Finite life:
Right to use trading system	63,695	69,157
Less: accumulated amortization	(33,617)	(13,590)
	30,078	55,567
Total intangible assets, net	70,843	96,549